EMPLOYEE POST-RETIREMENT BENEFITS - Savings, Payments, Future Benefits and Assumptions (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other post-retirement benefit plans, Savings Plan and DC Plans
Company's expected funding contributions for savings plan and DC Plans	$ 62
Health care benefits
Assumed average annual rate of increase in the per capita cost of covered health care benefits	6.30%
Percentage level to which average annual rate was assumed to decrease	4.50%
Effects of a one per cent change in assumed health care cost trend rates
Effect on total of service and interest cost components, Increase	$ 2
Effect on total of service and interest cost components, Decrease	(2)
Effect on post-retirement benefit obligation, Increase	31
Effect on post-retirement benefit obligation, Decrease	(25)
Pension Benefit Plans
DB Plans
Company's expected funding contributions	116
Other post-retirement benefit plans, Savings Plan and DC Plans
Expected estimated additional letter of credit	12
Estimated future benefit payments, which reflect expected future service
2020	195
2021	199
2022	203
2023	207
2024	209
2025 to 2029	$ 1,084
Weighted average actuarial assumptions adopted in measuring the benefit obligations
Discount rate	3.20%	3.90%
Rate of compensation increase	3.00%	3.00%
Weighted average actuarial assumptions adopted in measuring the net benefit plan costs
Discount rate	3.90%	3.60%	3.95%
Expected long-term rate of return on plan assets	6.60%	6.70%	6.50%
Rate of compensation increase	3.00%	3.00%	1.20%
Net benefit cost
Service cost	$ 126	$ 121	$ 108
Other components of net benefit cost
Interest cost	142	134	122
Expected return on plan assets	(222)	(221)	(178)
Amortization of actuarial loss	12	15	14
Amortization of regulatory asset	14	18	37
Settlement charge – regulatory asset	0	0	2
Settlement charge – AOCI	0	4	2
Other components of net benefit cost	(54)	(50)	(1)
Net Benefit Cost Recognized	72	71	107
Pre-tax amounts recognized in AOCI
Net loss	398	364	273
Amount that will be amortized from AOCI into net periodic benefit cost over the next fiscal year
Estimated net loss that will be amortized	21
Pre-tax amounts recognized in OCI
Amortization of net loss from AOCI to net income	(12)	(15)	(18)
Curtailment	0	0	(14)
Settlement	0	(4)	(11)
Funded status adjustment	52	110	46
Total pre-tax amounts recognized in OCI	40	$ 91	$ 3
Other Post-Retirement Benefit Plans
DB Plans
Company's expected funding contributions	7
Estimated future benefit payments, which reflect expected future service
2020	25
2021	25
2022	24
2023	24
2024	24
2025 to 2029	$ 117
Weighted average actuarial assumptions adopted in measuring the benefit obligations
Discount rate	3.35%	4.10%
Rate of compensation increase	0.00%	0.00%
Weighted average actuarial assumptions adopted in measuring the net benefit plan costs
Discount rate	4.10%	3.70%	4.15%
Expected long-term rate of return on plan assets	4.30%	4.00%	6.05%
Rate of compensation increase	0.00%	0.00%	0.00%
Net benefit cost
Service cost	$ 5	$ 4	$ 4
Other components of net benefit cost
Interest cost	17	14	14
Expected return on plan assets	(15)	(16)	(21)
Amortization of actuarial loss	2	1	1
Amortization of regulatory asset	2	0	1
Settlement charge – regulatory asset	0	0	0
Settlement charge – AOCI	0	0	0
Other components of net benefit cost	6	(1)	(5)
Net Benefit Cost Recognized	11	3	(1)
Pre-tax amounts recognized in AOCI
Net loss	20	53	11
Amount that will be amortized from AOCI into net periodic benefit cost over the next fiscal year
Estimated net loss that will be amortized	2
Pre-tax amounts recognized in OCI
Amortization of net loss from AOCI to net income	(2)	(1)	(1)
Curtailment	0	0	(2)
Settlement	0	0	0
Funded status adjustment	(37)	43	(7)
Total pre-tax amounts recognized in OCI	$ (39)	$ 42	$ (10)